FINANCE EXPENSES AND INCOME - Interest Income (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expenses And Income
Cash and cash equivalents		R$ 791.6	R$ 329.5	R$ 234.6
Investment securities held for trading		175.9	84.7	4.3
Other receivables	[1]	1,200.2	687.4	2,006.6
Total		R$ 2,167.7	R$ 1,101.6	R$ 2,245.5

[1]	Refers, mainly, to monetary adjustment of recoverable taxes.